Fair value of assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets classified as Level 3 based on quoted price	€ 9,600	€ 7,000
Percentage on financial asset based on unadjusted quoted price	87.20%	76.70%
Amount of risk neutral designed financial assets	€ 100	€ 300
Remaining financial assets classified as level 3 using valuation techniques	1,300	1,800
Financial liabilities measured at fair value	86,900	94,638
Financial Liabilities classified as Level 3 based on unadjusted quoted price	600	400
Financial Liabilities designed to be fully neutral in terms of market risk	100	300
- Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfer from Level 2 to Level 1	800
Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value of swap	€ 11,005	€ 9,118	€ 7,526
Percentage on financial asset based on unadjusted quoted price	75.70%	50.00%
Financial liabilities measured at fair value	€ 770	€ 729
Remaining financial liabilities classified as level 3 using valuation techniques	€ 100	€ 100